Significant Accounting Policies - Revenues (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total	$ 279,254	$ 249,115	$ 241,620
Time and bareboat charters (operating leases)
Total	213,427
Voyage charters (accounted for under ASC 606)
Total	$ 65,827